		REMS REAL ESTATE VALUE-OPPORTUNITY FUND
		SCHEDULE OF INVESTMENTS
		March 31, 2020 (unaudited)
		Shares	Fair Value
76.90% COMMON STOCKS
26.02%	DIVERSIFIED/OTHER
	Equinix, Inc.	1,600	$999,312
	The Howard Hughes Corp.*	21,700	1,096,284
	iStar Inc.	137,300	1,456,753
	Kennedy-Wilson Holdings, Inc.	120,000	1,610,400
	Mack-Cali Realty Corp.	129,800	1,976,854
	Spirit Realty Capital, Inc.	52,200	1,365,030
	VEREIT, Inc.	276,900	1,354,041
			9,858,674
5.60%	HEALTHCARE
	Healthcare Trust of America Inc.	16,500	400,620
	Healthpeak Properties, Inc.	72,100	1,719,585
			2,120,205
4.23%	HOTEL
	Hersha Hospitality Trust - Class A	132,989	476,101
	MGM Resorts International	95,600	1,128,080
			1,604,181
19.70%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	204,600	2,152,392
	Cousins Property Inc.	76,600	2,242,082
	STAG Industrial, Inc.	65,600	1,477,312
	WPT Industrial Real Estate Investment Trust	178,000	1,593,036
			7,464,822
13.64%	MULTI-FAMILY
	American Homes 4 Rent - Class A	55,800	1,294,560
	CatchMark Timber Trust, Inc. - Class A	188,500	1,360,970
	Century Communities, Inc.*	106,003	1,538,103
	Forestar Group Inc.*	94,136	974,308
			5,167,941
8.39%	RETAIL
	Brixmor Property Group Inc.	150,800	1,432,600
	Seritage Growth Properties - Class A	60,700	552,977
	Weingarten Realty Investors	82,600	1,191,918
			3,177,495
77.57% TOTAL COMMON STOCKS			29,393,318
2.58%	PREFERRED STOCKS
2.35%	DIVERSIFIED/OTHER
	iStar Financial Inc, Series I, 7.500%	35,563	678,009
	Vornado Realty Trust, Series K, 5.70%	9,810	212,386
			890,395
1.03%	HOTEL
	RLJ Lodging Trust, Series A, 1.950%	22,300	390,250
1.55%	MORTGAGE REIT
	Colony Capital, Inc., Series H, 7.125%	63,900	587,880
4.93%	TOTAL PREFERRED STOCKS		1,868,525
7.09% EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR Fund	49,300	1,159,510
	Vanguard Real Estate ETF	16,600	1,528,300
			2,687,810
8.08% TOTAL EXCHANGE TRADED FUNDS			2,687,810
89.59%	TOTAL LONG POSITIONS		33,949,653
14.13% MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	5,355,211	5,355,211
103.72%	NET INVESTMENTS IN SECURITIES		39,304,864
-3.72%	Liabilities in excess of other assets		(1,410,931)
100.00%	NET ASSETS		$37,893,933

*Non-income producing

**Effective 7 day yield as of March 31, 2020

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$29,393,318	$-	$-	$29,393,318
Preferred Stocks	1,868,525	-	-	1,868,525
Exchange Traded Funds	2,687,810	-	-	2,687,810
Money Market Funds	5,355,211	-	-	5,355,211
Net Investments in Securities	$39,304,864	$-	$-	$39,304,864

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2020.

At March 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $51,995,221 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,892,580
Gross unrealized depreciation	(15,582,937)
Net unrealized appreciation	$(12,690,357)